LEASES - Supplemental balance sheet information (Details) - USD ($)	Jun. 30, 2022	Jan. 01, 2022
LEASES
Operating lease right of use asset	$ 49,941,971	$ 36,304,289
Operating lease liability, current portion	7,182,381	7,370,890
Operating lease liability, net of current portion	$ 43,962,492	$ 29,884,584